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WRITER'S EMAIL ADDRESS:
john.reiss@shearman.com
May 12, 2010

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: Richard Pfordte

Re: Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the “Company”)
(File Nos. 333-149979 and 811-21190)

Dear Mr. Pfordte:
On behalf of the registrant referenced above, we herewith transmit the enclosed PRE-14A filing.

We look forward to you feedback.  Please do not hesitate to contact me at (212) 848-7669 or Nathan Greene at (212) 848-4668 with any questions or comments.

Very truly yours,

/s/ John D. Reiss
John D. Reiss